Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

(202) 261-3300

May 7, 2012

Via Electronic Transmission

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:

Fenimore Asset Management Trust (the “Registrant”)

File Nos. 33-7190 and 811-4750

Dear Sir or Madam:

Pursuant  to  Rule  497(j)  under  the  Securities  Act  of  1933,  we  hereby  certify  on  behalf  of the  Registrant  and  the  following  two  separate  investment  series  of  the  Registrant,  FAM  Value

Fund   and   FAM   Equity-Income   Fund   (the   “Funds”),   that   the   forms   of   Prospectuses   and

Statements  of  Additional  Information  that  would  have  been  filed  under  Rule  497(c)  on  behalf  of the  Funds  do  not  differ  from  those  contained  in  Post-Effective  Amendment  No.  47  which  was filed on April 30, 2012.  The text of Post-Effective Amendment No. 47 was filed electronically.

If   you   have   any   questions   or   comments   concerning   this   filing,   please   contact   the

undersigned at 202.261.3364.

Sincerely,

/s/ Patrick W.D. Turley

Patrick W.D. Turley

17212447.1.BUSINESS